SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2016
SEGMENT INFORMATION
Schedule of reconciliation of gross profit by segment to consolidated income from operations

	For the years ended March 31,
	2014	2015	2016

Net revenues:
Medical examinations and other medical services	$202,304	$285,292	$364,635
Dental services	—	5,489	6,177

Total net revenues	202,304	290,781	370,812

Cost of revenues:
Medical examinations and other medical services	106,405	151,348	206,034
Dental services	—	3,595	4,875

Total cost of revenues	106,405	154,943	210,909

Gross profit:
Medical examinations and other medical services	95,899	133,944	158,601
Dental services	—	1,894	1,302

Total gross profit	95,899	135,838	159,903

Operating expenses:
Selling and marketing expenses	28,879	41,059	64,763
General and administrative expenses	32,053	52,331	65,422
Research and development expenses	1,603	1,401	3,716

Total operating expenses	62,535	94,791	133,901

Income from operations	$33,364	$41,047	$26,002

Schedule of components of net revenues

	For the years ended March 31,
	2014	2015	2016

Medical examinations	$173,903	$244,945	$308,053
Disease screening	15,017	19,689	27,092
Other services	13,384	20,658	29,490

Medical examinations and other medical services	202,304	285,292	364,635
Dental services	—	5,489	6,177

Total	$202,304	$290,781	$370,812